Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue.
Summary of disaggregated revenue information and revenue by geographical location

Disaggregated revenue information

	(Unaudited) For the six-month
	period ended 30 June
	2026	2025
	USD	USD
Business to business	14,243,585	8,676,762
Business to customers	1,979,581	1,512,307
	16,223,166	10,189,069

Revenue by geographical location

	2026	2025
	USD	USD

Egypt	9,104,886	6,752,936
Gulf Cooperation Council	7,118,280	3,436,133
	16,223,166	10,189,069